UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jetstream Capital LLC
Address: 400 Main Street, Suite 200

         Franklin, TN  37064

13F File Number:  28-11595

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Beth Peters
Title:     Chief Financial Officer
Phone:     615-425-3400

Signature, Place, and Date of Signing:

     Beth Peters     Franklin, TN     July 21, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $401,225 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES INC     COM              007903107    23683   714200 Share      Sole                      0        0   714200
ALLEGHENY TECHNOLOGIES INC     COM              01741R102     6473   105800 Share      Sole                      0        0   105800
ALLSCRIPTS HEALTHCARE SOLUTI   COM              01988P108     9999   546100 Share      Sole                      0        0   546100
AMERICAN COMMERCIAL LINES      COM NEW          025195207     9813   207900 Share      Sole                      0        0   207900
APPLE COMPUTER INC             COM              037833100    29685   473300 Share      Sole                      0        0   473300
BEAR STEARNS COS INC           COM              073902108     9647    69550 Share      Sole                      0        0    69550
CHECKFREE CORP NEW             COM              162813109    11519   228100 Share      Sole                      0        0   228100
CHILDRENS PL RETAIL STORES I   COM              168905107    15859   273900 Share      Sole                      0        0   273900
DRESS BARN INC                 COM              261570105    11048   230400 Share      Sole                      0        0   230400
EARTHLINK INC                  COM              270321102     5987   626900 Share      Sole                      0        0   626900
EBAY INC                       COM              278642103     8233   211100 Share      Sole                      0        0   211100
GARMIN LTD                     ORD              G37260109    10318   129900 Share      Sole                      0        0   129900
HORNBECK OFFSHORE SVCS INC N   COM              440543106     8224   228000 Share      Sole                      0        0   228000
INTRAWEST CORPORATION          COM NEW          460915200     9269   271100 Share      Sole                      0        0   271100
JOY GLOBAL INC                 COM              481165108     5106    85425 Share      Sole                      0        0    85425
LAM RESEARCH CORP              COM              512807108    26961   627000 Share      Sole                      0        0   627000
MEMC ELECTR MATLS INC          COM              552715104    21074   570800 Share      Sole                      0        0   570800
MICROSTRATEGY INC              CL A NEW         594972408     9108    86500 Share      Sole                      0        0    86500
NASDAQ STOCK MARKET INC        COM              631103108     8364   208900 Share      Sole                      0        0   208900
NUCOR CORP                     COM              670346105    21728   207350 Share      Sole                      0        0   207350
NUTRI SYS INC NEW              COM              67069D108    37422   787500 Share      Sole                      0        0   787500
POLO RALPH LAUREN CORP         CL A             731572103     9892   163200 Share      Sole                      0        0   163200
RESEARCH IN MOTION LTD         COM              760975102    10338   121800 Share      Sole                      0        0   121800
SELECT COMFORT CORP            COM              81616X103     8389   212100 Share      Sole                      0        0   212100
SEPRACOR INC                   COM              817315104     9123   186900 Share      Sole                      0        0   186900
SPSS INC                       COM              78462K102     7741   244500 Share      Sole                      0        0   244500
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100     6370   633200 Share      Sole                      0        0   633200
TRAMMELL CROW CO               COM              89288R106    13865   388800 Share      Sole                      0        0   388800
TRIDENT MICROSYSTEMS INC       COM              895919108     7355   253100 Share      Sole                      0        0   253100
UNITED STATES STL CORP NEW     COM              912909108    11499   189500 Share      Sole                      0        0   189500
VAIL RESORTS INC               COM              91879Q109    10961   286800 Share      Sole                      0        0   286800
WILD OATS MARKETS INC          COM              96808B107     6172   303600 Share      Sole                      0        0   303600